Sales by Product (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Revenue Product Segment [Line Items]
Total sales	$ 1,564.0	$ 771.4	$ 880.2	$ 993.6	$ 1,513.3	$ 716.2	$ 853.9	$ 900.0	$ 4,209.2	$ 3,983.4	$ 3,749.2
Diamonds And Diamond Jewelry
Revenue Product Segment [Line Items]
Total sales									2,552.1	2,410.7	2,183.3
Gold Silver Jewelry Other Products And Services
Revenue Product Segment [Line Items]
Total sales									1,236.9	1,116.5	1,133.5
Watches
Revenue Product Segment [Line Items]
Total sales									$ 420.2	$ 456.2	$ 432.4